Vessels Under Construction (Details) (USD $)	9 Months Ended		0 Months Ended		9 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended		9 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2014 Manager	Feb. 21, 2014 Hyundai Heavy Industries Co. Ltd item	Feb. 21, 2014 Vessels under construction item	Mar. 31, 2014 Vessels under construction	Jul. 29, 2013 Vessels under construction Dorian Holdings item	Mar. 31, 2014 Vessels under construction Dorian Holdings	Jul. 29, 2013 Vessels under construction SeaDor item	Mar. 31, 2014 Vessels under construction SeaDor	Nov. 26, 2013 Vessels under construction Scorpio item	Mar. 31, 2014 Vessels under construction Scorpio	Mar. 31, 2014 Vessels under construction Manager	Mar. 31, 2014 Vessels under construction Third party vendors
Vessels under construction
Acquisition of new building contracts			$ 216,700,000				$ 17,593,130		$ 7,009,675		$ 119,386,040
Acquisition cost of vessel purchase options from Dorian Holdings and SeaDor exercised					7,134,126
Installment payments to shipyards					169,271,536
Other capitalized expenditures		1,135,536			1,839,689							1,100,000	700,000
Capitalized interest	972,010				972,010
Vessels under construction	$ 323,206,206
Number of VLGC vessels acquired	19		3			2		1		13
Number of newbuilding contracts executed pursuant to options exercised				3